Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 Ryan P. Hicke ($) (1)	PEO 2 Alfred P. West, Jr. ($) (2)	PEO 1 Ryan P. Hicke ($) (3)	PEO 2 Alfred P. West, Jr. ($) (4)	Average Summary Compensation Table Total for non-PEO NEOs ($) (5)	Average Compensation Actually Paid to non-PEO NEOs ($) (6)	SEI TSR ($) (7)	Industry Index TSR ($) (8)	Net Income ($000s) (9)	Adjusted Pre-Tax Earnings Per Share ($) (10)
2022	6,402,465	2,469,653	6,224,840	2,377,978	3,494,008	3,332,318	92.66	129.82	475,467	4.48
2021	N/A	2,367,239	N/A	2,475,614	1,991,178	2,162,026	95.47	180.24	546,593	5.12
2020	N/A	2,933,734	N/A	2,552,384	2,823,425	2,899,647	88.89	125.65	447,286	3.99

Company Selected Measure Name			Adjusted Pre-Tax Earnings Per Share
Named Executive Officers, Footnote [Text Block]	Reflects compensation amount reported in the Summary Compensation Table (“SCT”) for Ryan P. Hicke, who was appointed Chief Executive Officer (and thus became our PEO) effective June 1, 2022.Reflects compensation amounts reported in the SCT for Alfred P. West, Jr., who served as our Chief Executive Officer (and thus as our PEO) during 2020, 2021 and for the period January 1, 2022, through May 31, 2022.The following non-PEO named executive officers are included in the average figures shown:
2020: Dennis J. McGonigle, Stephen G. Meyer, Ryan P. Hicke, Michael N. Peterson
2021: Dennis J. McGonigle, Wayne M. Withrow, Ryan P. Hicke, Philip N. McCabe
2022: Dennis J. McGonigle, Wayne M. Withrow, Kevin P. Barr, Philip N. McCabe

Peer Group Issuers, Footnote [Text Block]			For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively.For the relevant fiscal year, represents the cumulative TSR of an Industry Index, a blend of indices including 76% NASDAQ US Asset Managers and Custodians and 24% NASDAQ US Software for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid (“CAP”) for Mr. Hicke in 2022 reflects the respective amount set forth in column (1) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amount reflected in column (1) of this table does not reflect the actual amount of compensation earned by or paid to Mr. Hicke during the applicable year.CAP for Mr. West in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (2) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (2) of this table do not reflect the actual amount of compensation earned by or paid to Mr. West during the applicable year.

Year	2020	2021	2022	2022
PEO	Alfred P. West, Jr.	Alfred P. West, Jr.	Alfred P. West, Jr.	Ryan P. Hicke
SCT Total Compensation ($)	2,933,734	2,367,239	2,469,653	6,402,465
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(1,014,000)	(373,625)	(694,825)	(4,106,600)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	988,875	383,000	628,450	3,941,000
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(356,225)	49,500	50,075	63,350
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	49,500	(75,375)	(75,375)
Compensation Actually Paid ($)	2,552,384	2,475,614	2,377,978	6,224,840
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of date of grant.

Non-PEO NEO Average Total Compensation Amount			$ 3,494,008	$ 1,991,178	$ 2,823,425
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,332,318	2,162,026	2,899,647
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average CAP for our non-PEO named executive officers in each of 2022, 2021 and 2020 reflects the respective amount set forth in column (5) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (5) of this table do not reflect the actual amounts of compensation earned by or paid to our non-PEO named executive officers during the applicable years.

Year	2020 Average	2021 Average	2022 Average
Non-PEO NEOs	See column (5) note	See column (5) note	See column (5) note
SCT Total Compensation ($)	2,823,425	1,991,178	3,494,008
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(1,280,438)	(429,669)	(1,893,842)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,994,694	440,450	1,754,833
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(638,034)	176,488	52,694
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	(16,421)	(75,375)
Compensation Actually Paid ($)	2,899,647	2,162,026	3,332,318
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of date of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and the Industry Index cumulative TSR over the three most recently completed fiscal years. TSR values for the Company and Industry Index assume $100 invested on December 31, 2019 through the last business day of the listed year.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EPS during the three most recently completed fiscal years.

Total Shareholder Return Amount			$ 92.66	95.47	88.89
Peer Group Total Shareholder Return Amount			129.82	180.24	125.65
Net Income (Loss)			$ 475,467	$ 546,593	$ 447,286
Company Selected Measure Amount			4.48	5.12	3.99
PEO Name	Alfred P. West, Jr.	Ryan P. Hicke
Additional 402(v) Disclosure [Text Block]			Reflects net income in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021, and 2020.The Company’s selected measure is Adjusted Pre-Tax Earnings Per Share, which is a non-GAAP financial measure that consists of the quotient of (A) the Company’s calendar year net income before income taxes adjusted to not include any reduction for stock-option expense under ASC 718 equity compensation and the effect of items or events that the Compensation Committee determines in its discretion should be excluded for compensation purposes, divided by (B) the Company’s diluted shares outstanding.
Hicke [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,402,465
PEO Actually Paid Compensation Amount			6,224,840
West [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,469,653	$ 2,367,239	$ 2,933,734
PEO Actually Paid Compensation Amount			2,377,978	2,475,614	2,552,384
PEO [Member] | Hicke [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(4,106,600)
PEO [Member] | Hicke [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			3,941,000
PEO [Member] | Hicke [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			63,350
PEO [Member] | Hicke [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(75,375)
PEO [Member] | West [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(694,825)	(373,625)	(1,014,000)
PEO [Member] | West [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			628,450	383,000	988,875
PEO [Member] | West [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			50,075	49,500	(356,225)
PEO [Member] | West [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(75,375)	49,500	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,893,842)	(429,669)	(1,280,438)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,754,833	440,450	1,994,694
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			52,694	176,488	(638,034)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested, Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ (75,375)	$ (16,421)	$ 0